Note 7 - Vessels and Advances, Net	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Vessels and advances, net [Text block]

7. Vessels and advances, net:

The amounts in the accompanying consolidated balance sheets are as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2020	$3,573,751	$(1,141,921)	$2,431,830
Depreciation	-	(101,541)	(101,541)
Vessel acquisitions, advances and other vessels’ costs	275,230	-	275,230
Vessel sales, transfers and other movements	(323,014)	168,005	(155,009)
Balance, December 31, 2020	$3,525,967	$(1,075,457)	$2,450,510
Depreciation	-	(129,406)	(129,406)
Vessel acquisitions, advances and other vessels’ costs	1,467,937	-	1,467,937
Vessel sales, transfers and other movements	(306,008)	167,159	(138,849)
Balance, December 31, 2021	$4,687,896	$(1,037,704)	$3,650,192

During the year ended December 31, 2021, the Company (i) acquired the secondhand container vessels Aries, Argus, Glen Canyon, Androusa, Norfolk, Porto Cheli, Porto Kagio, Porto Germeno, and Gialova with an aggregate TEU capacity of 49,909, (ii) took delivery of the newbuild container vessels YM Target and YM Tiptop with an aggregate TEU capacity of 25,380 and (iii) took delivery of 43 secondhand dry bulk vessels, 16 of which were part of the Longshaw SPA (Note 3(d)), the Builder, Pegasus, Adventure, Eracle, Peace, Sauvan, Pride, Alliance, Manzanillo, Acuity, Seabird, Aeolian, Comity, Athena, Farmer and Greneta, with an aggregate DWT of 932,329 and 27 additional dry bulk vessels that were agreed to be acquired during the year ended December 31, 2021, the Bernis, Verity, Dawn, Discovery, Clara, Serena, Merida, Progress, Miner, Parity, Uruguay, Resource, Konstantinos, Taibo, Thunder, Equity, Cetus (ex. Charm), Curacao, Rose, Bermondi, Titan I, Orion (ex. Soho Trader), Merchia, Damon, Pythias (ex. Belnor), Egyptian Mike and Phoenix (ex. George P.) with an aggregate DWT of 1,388,422.

During the year ended December 31, 2021, the Company agreed to acquire (i) the 2008-built, 4,578 TEU secondhand container vessel CO Kobe (tbr Dyros), which was delivered during the first quarter of 2022 (Note 22(f)) and (ii) two secondhand dry bulk vessels (Belstar (tbr. Oracle) and Universal Bremen (tbr. Libra)) with an aggregate DWT of 114,699 (Notes 14(b) and 22(f)) which were delivered to the Company during the first quarter of 2022.

Furthermore, during the year ended December 31, 2021, the Company purchased from York Capital Management Global Advisors LLC and its affiliate Sparrow Holdings, L.P. (collectively, “York”) (Notes 9 and 10) the equity interest held by York (in the range from 51% to 75%) in the companies owning the containerships Cape Akritas, Cape Tainaro, Cape Artemisio, Cape Kortia and Cape Sounio, with an aggregate capacity of 55,050 TEU, at an aggregate net consideration price of $88,854 after subtracting term loans of $302,193 (Note 11) assumed at the time of the acquisition. As a result, the Company acquired the controlling interest and became the sole shareholder of the vessel owning companies of the five mentioned container vessels (Note 10). Any favorable or unfavorable lease terms associated with these vessels were recorded as an intangible asset or liability (“Time charter assumed”) at the time of the acquisition. The aggregate Time charter assumed, net, at the time of the acquisitions was a liability of $589, current and non-current portion (Note 13). Management accounted for this acquisition as an asset acquisition under ASC 805 “Business Combinations”.

During the year ended December 31, 2021, the Company ordered from a shipyard eight newbuild container vessels (four vessels each having12,690 TEU and four vessels each having 15,000 TEU), which are expected to be delivered between the third quarter of 2023 and the third quarter of 2024. Upon delivery, they will commence long-term time charters with their charterers (Note 22(k)).

During the year ended December 31, 2020, the Company acquired the 2009-built, 4,258 TEU Virgo (ex. JPO Virgo), the 2007-built, 2,572 TEU Scorpius (ex. JPO Scorpius) and the 2011-built, 4,178 TEU Neokastro and took delivery of the 12,690 TEU newbuilds YM Triumph, YM Truth and YM Totality from the shipyard. Upon their delivery, all three newbuild vessels commenced their 10-year time charters.

On October 2, 2020, the Company agreed to acquire the 2006-built 5,642 TEU Glen Canyon and on December 18, 2020 the Company agreed to acquire two 2004-built, 6,492 TEU containerships, the Aries and Argus.

During the year ended December 31, 2019, the Company prepaid the outstanding balances of Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co. finance lease liabilities (Note 12) and acquired back the 2014-built, 9,403 TEU MSC Azov, MSC Ajaccio and MSC Amalfi. At the same year, the Company agreed to acquire four secondhand containerships. During the year ended December 31, 2019, the Company took delivery of three of the aforementioned vessels, the 2010-built, 4,258 TEU Volans and Vulpecula (ex. JPO Vulpecula) and the 2009-built, 4,258 TEU Vela.

During the year ended December 31, 2021, the Company sold the container vessels (i) Halifax Express, which was classified as a Vessel held for sale at December 31, 2020, (ii) Prosper and Venetiko, which were classified as Vessels held for sale at March 31, 2021, (iii) Zim Shanghai and Zim New York, which were classified as Vessels held for sale at June 30, 2021, and recognized an aggregate net gain of $45,894, which is separately reflected in Gain / (loss) on sale of vessels, net in the accompanying 2021 consolidated statement of operations.

On December 9, 2021, the Company decided to make arrangements to sell the container vessels Sealand Illinois, Sealand Michigan, York and Messini. At that date, the Company concluded that all the criteria required by the relevant accounting standard, ASC 360-10-45-9, for the classification of the vessel as “held for sale” were met. As of December 31, 2021, the amount of $78,799 (including $3,742 transferred from Deferred charges, net), separately reflected in Vessels held for sale in the 2021 consolidated balance sheet, represents the aggregate carrying value of those vessels at the time that each met the held for sale criteria on the basis that, as of that date, each vessel’s fair value less cost to sell exceeded each vessel’s carrying amount. Their fair value was based on the vessel’s independent valuations, net of the estimated cost to sell (Level 2 inputs of the fair value hierarchy). The Company expects that the sale of the four container vessels will be concluded within the next 12-month period (Note 22(i)).

During the year ended December 31, 2020, the Company sold the vessels Neapolis, Kawasaki, Kokura, Zagora and Singapore Express and recognized a net loss of $79,120, which is separately reflected in Gain / (loss) on sale of vessels, net in the accompanying 2020 consolidated statement of operations.

On December 11, 2020, the Company decided to make arrangements to sell the vessel Halifax Express. At that date, the Company concluded that all the criteria required by the relevant accounting standard, ASC 360-10-45-9, for the classification of the vessel as “held for sale” were met. As of December 31, 2020, the amount of $12,416, separately reflected in Vessels held for sale in the consolidated balance sheet, represents the fair market value of the vessel Halifax Express based on its estimated sale price, net of commissions (Level 2 inputs of the fair value hierarchy). The difference between the estimated fair value less cost to sell of the vessel and the vessel’s carrying value, amounting to $7,665, was recorded in the year ended December 31, 2020, and is separately reflected as Loss on vessels held for sale in the accompanying 2020 statement of operations. During the year ended December 31, 2020, the Company recorded an impairment loss in relation to five of its vessels in the amount of $31,577 (including $693 transferred from Deferred charges, net). The fair values of the five vessels were determined through Level 2 inputs of the fair value hierarchy (Note 20).

On December 26, 2019 and December 31, 2019, the Company decided to make arrangements to sell the vessels Neapolis and Zagora, respectively. At these dates, the Company concluded that all the criteria required by the relevant accounting standard, ASC 360-10-45-9, for the classification of the two vessels as “held for sale” were met. As of December 31, 2019, the amount of $4,908, represents the fair market value of the vessels based on the vessels’ estimated sale price, net of commissions (Level 2 inputs of the fair value hierarchy). The difference between the estimated fair value less cost to sell the vessels and the vessels’ carrying value, amounting to $2,495, was recorded in the year ended December 31, 2019, and is separately reflected as Loss on vessels held for sale in the accompanying 2019 statement of operations.

During the year ended December 31, 2019, the Company sold the vessels MSC Pylos, Piraeus, Sierra II (ex. MSC Sierra II), Reunion (ex. MSC Reunion) and Namibia II (ex. MSC Namibia II) and recognized an aggregate loss of $19,589, which is separately reflected in Gain / (loss) on sale of vessels, net in the accompanying 2019 consolidated statement of operations.

During the year ended December 31, 2019, the Company recorded an impairment loss in relation to two of its vessels in the amount of $3,042 (including $1,548 transferred from Deferred charges, net (Note 8)), in the aggregate, and is separately reflected in Vessels impairment loss in the 2019 consolidated statement of operations.

Ninety-five of the Company’s vessels, with a total carrying value of $2,613,642 as of December 31, 2021, have been provided as collateral to secure the long-term debt discussed in Note 11. This excludes the four vessels under the sale and leaseback transactions described in Note 12, the five newbuild vessels YM Triumph, YM Truth, YM Totality, YM Target and YM Tiptop, the five vessels acquired in 2018 under the Share Purchase Agreement (Notes 10 and 11.B) with York and six unencumbered vessels.